Leases - Schedule of Quantitative Information Regarding Company’s Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Quantitative Information Regarding Company’s Leases [Abstract]
Operating lease expenses	$ 150,278	$ 150,278	$ 300,556	$ 300,556	$ 601,113	$ 591,588
Short-term lease costs	18,750		33,750
Variable and other lease costs	5,754	25,900	8,079	34,728
Total lease cost	$ 174,782	$ 176,178	$ 342,385	$ 335,284	$ 645,841	$ 596,983